Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	7 Months Ended	12 Months Ended
	Nov. 14, 2017	Jul. 28, 2017	Apr. 10, 2017	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
C000144189 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 14,589	$ 13,008	$ 11,533	$ 10,783	$ 13,461	$ 12,784	$ 12,491		$ 11,219	$ 11,537	$ 10,977
C000189713 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,328	13,164	11,727	10,388	9,692	12,075	11,468	11,195		10,043
C000189714 [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,333	13,260	11,799	10,440	9,742	12,128	11,506	11,220		10,057
C000144191 [Member]
Account Value [Line Items]
Accumulated Value				9,550			13,594	12,150	10,799	10,121	12,665	12,058	11,812		10,634	10,975	10,468
C000144192 [Member]
Account Value [Line Items]
Accumulated Value				10,000			13,210	11,906	10,657	10,062	12,683	12,166	12,018		10,900	11,323	10,881
C000144193 [Member]
Account Value [Line Items]
Accumulated Value				10,000			13,889	12,444	11,099	10,416	13,067	12,484	12,258		11,063	11,436	10,934
C000144190 [Member]
Account Value [Line Items]
Accumulated Value				10,000			14,886	13,246	11,721	10,937	13,629	12,920	12,597		11,288	11,583	10,999
C000144194 [Member]
Account Value [Line Items]
Accumulated Value				10,000			14,938	13,299	11,777	10,970	13,663	12,944	12,616		11,302	11,606	11,015
C000194401 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000						13,676	12,081	10,614	9,830	12,140	11,431	11,063	$ 9,841
C000109545 [Member]
Account Value [Line Items]
Accumulated Value				10,000			11,875	11,288	10,278	10,275	11,955	11,885	11,657		10,562	10,705	10,472
C000189710 [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,237	11,447	10,870	9,893	9,880	11,479	11,399	11,175		10,118
C000189711 [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,247	11,563	10,967	9,964	9,941	11,547	11,455	11,214		10,135
C000109547 [Member]
Account Value [Line Items]
Accumulated Value				9,550			11,053	10,537	9,617	9,650	11,243	11,209	11,023		10,010	10,172	9,984
C000109548 [Member]
Account Value [Line Items]
Accumulated Value				10,000			10,738	10,314	9,483	9,580	11,256	11,310	11,202		10,251	10,489	10,372
C000109549 [Member]
Account Value [Line Items]
Accumulated Value				10,000			11,292	10,795	9,877	9,924	11,603	11,591	11,429		10,412	10,598	10,428
C000109546 [Member]
Account Value [Line Items]
Accumulated Value				10,000			12,107	11,494	10,440	10,428	12,103	12,007	11,754		10,632	10,753	10,498
C000131612 [Member]
Account Value [Line Items]
Accumulated Value				10,000			12,182	11,545	10,483	10,466	12,140	12,036	11,774		10,644	10,760	10,510
C000194400 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,117		11,970	11,288	10,185	10,113	11,664	11,509	11,196		10,067
JP Morgan EMBI Global Diversified [Member]
Account Value [Line Items]
Accumulated Value				10,000			14,985	13,289	11,246	10,379	13,690	13,111	12,984		11,355	11,876	11,170
JP Morgan EMBI Global Diversified (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,497	13,245	11,746	9,940	9,173	12,100	11,588	11,476		10,036
JP Morgan EMBI Global Diversified (Inception Date 11/14/2017) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000						12,727	11,287	9,552	8,815	11,627	11,136	11,027	$ 9,644
Bloomberg Global Aggregate Bond (USD, Hedged) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000			12,637	12,001	10,919	10,734	12,215	12,317	11,806		10,668	$ 10,646	$ 10,517
Bloomberg Global Aggregate Bond (USD, Hedged) (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,189	12,094	11,486	10,449	10,273	11,690	11,787	11,299		10,209
Bloomberg Global Aggregate Bond (USD, Hedged) (Inception Date 7/28/2017) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,089		$ 11,976	$ 11,373	$ 10,347	$ 10,172	$ 11,575	$ 11,672	$ 11,188		$ 10,109